Restructuring costs	12 Months Ended
Nov. 30, 2013
Restructuring costs.
Restructuring costs

4.                                      Restructuring costs

During the year ended November 30, 2013 the Company carried out a cost reduction program in response to reduced customer demand. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 216, or approximately 11%. The cost of employee terminations totaled $3,672. Of this amount $3,028 was paid in the year ended November 30, 2013 and the remaining amount will be paid in the year ending November 30, 2014.

During the year ended November 30, 2012 the Company carried out a cost reduction program in response to reduced customer demand. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 264, or approximately 13%. The cost of employee terminations totaled $3,520. Of this amount $2,484 was paid in the year ended November 30, 2012 and the remaining amount was paid in the year ending November 30, 2013. In addition the Company recorded an expense of $600 for the cost of retiring assets associated with leased properties. This amount was paid in the year ending November 30, 2013.

During the year ended November 30, 2011 the Company carried out a cost reduction program in response to reduced customer demand for HDD Capital equipment products. This included a compulsory headcount reduction program. The Company reduced its overall employee numbers by 129, or approximately 6%. The cost of employee terminations totaled $2,750. Of this amount $1,439 was paid in the year ended November 30, 2011 and the remaining amount was paid in the year ended November 30, 2012.